Significant Accounting Policies, Accounts Receivable Trade, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts	$ 43	$ 43